Revenues from Contracts with Customers	6 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customers
5.	Revenues from Contracts with Customers
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of revenues from contracts with customers, and other sources of revenues are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Revenues from contracts with customers	¥704,351	¥800,205
Other revenues *	823,248	873,670

Total revenues	¥1,527,599	¥1,673,875

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

The Company and its subsidiaries recognize revenues when control of the promised goods or services is transferred to our customers, in the amounts that reflect the consideration we expect to receive in exchange for those goods or services. Revenues are recognized net of discounts, incentives and estimated sales returns. Amount to be collected for third party is deducted from revenues. The Company and its subsidiaries evaluate whether we are principal or agent on distinctive goods or services. When a revenue transaction involves a third party, if the Company and its subsidiaries control the goods or services before they are transferred to customers, revenue is recognized on gross amount as the principal. There is no significant variability in considerations included in revenues, except for the performance fees regarding asset management business hereinafter, and there is no significant financing component in considerations on transactions.
For further information about breakdowns of revenues disaggregated by goods or services category by segment, see Note 25 “Segment Information.”

Revenue recognition criteria on each goods or services category are mainly as follows:
Sales of goods
The Company and its subsidiaries sell various goods such as cosmetics, health foods, medical equipment and other to customers. Revenues from sales of goods are recognized when there is a transfer of control of the product to customers. The Company and its subsidiaries determine transfer of control based on when the products are shipped or delivered to customers, or inspected by customers.
Real estate sales
Certain subsidiaries are involved in condominium business. Revenues from sales of detached houses and residential condominiums are recognized when the real estate is delivered to customers.
Asset management and servicing
Certain subsidiaries offer customers investment management services for their financial assets, asset management as well as maintenance and administrative services for their real estate properties. Furthermore, the Company and its subsidiaries perform servicing on behalf of customers. Revenues from asset management and servicing primarily include management fees, servicing fees, and performance fees. Management and servicing fees are recognized over the contract period with customers, since the customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. Management fees are calculated based on the predetermined percentages of the market value of the assets under management or net assets of the investment funds in accordance with contract terms. Servicing fees are calculated based on the predetermined percentages of the amount in assets under management in accordance with contract terms. Fees based on the performance of the assets under management are recognized when the performance obligations are satisfied. Servicing fees related to financial assets that the Company and its subsidiaries had originated and transferred to investors are not in the scope of revenue from contracts with customers. These fees are accounted for as servicing assets under which the benefits of servicing are expected to more than adequately compensate for performing the servicing, or servicing liabilities under which the benefits of servicing are not expected to adequately compensate for performing the servicing.
Automobile related services
Certain subsidiaries mainly provide automobile maintenance services to customers, as automobile related services. In the service, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform, revenues are recognized over the contract period with customers. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Facilities operation
The Company and its subsidiaries are running hotels, Japanese inns, a multipurpose dome and other facilities. Revenues from these operations are recognized over the customers’ usage period of the facilities, since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on the usage period. With respect to the operation of a multipurpose dome, a certain subsidiary receives payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities. Gains on sale of property under facility operations included in services income are not within the scope of revenue from contracts with customers because these gains refer to transfers of non-financial
assets to counterparties that are not considered to be our customers.
Environment and energy services
The Company and its subsidiaries offer services that provide electric power to business operators’ factories, office buildings and other facilities. Revenues from electric power supply by purchasing electricity or running power plants are recognized over the contracted distribution period with customers, since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on electricity usage by customers. Furthermore, certain subsidiaries are running waste processing facilities. Revenues from resources and waste processing business are primarily recognized over the service contract period with customers, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. The value transferred to customers is directly measured based on the amount of resources and waste to be processed.

Real estate management and brokerage
The Company and its subsidiaries mainly offer management of condominiums, office buildings, facilities, and others, to customers, as real estate management and brokerage business. For these services, customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. Therefore, based on progress measured over the contract period with customers, revenues are recognized by directly measuring the value of the services transferred to customers. The Company and its subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Real estate contract work
Certain subsidiaries offer repair and contract work for condominiums, office buildings, facilities, and others, to customers. The work is held on the real estate where customers own or rent, and the subsidiaries’ performance creates the asset that the customers’ control as the asset is created or enhanced. Additionally, the performance does not create an asset with an alternative use to the subsidiaries, and the subsidiaries have a substantial enforceable right to payment for performance completed to date so that revenues are recognized over the contract work period. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries recognize a part of its performance obligations that it performs as contract assets, and the amounts are reported under other assets on the consolidated balance sheet. Furthermore, the subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Other
The Company and its subsidiaries have been developing a variety of businesses. Main revenue streams are as follows:
Maintenance services of software, measurement equipment and other:
Certain subsidiaries offer information systems hardware, software maintenance services and support, and maintenance of measurement equipment to customers. For these services, customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. Therefore, based on progress measured over the contract period with customers, revenues are recognized by directly measuring the value of the services transferred to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Fee business:
The Company and its subsidiaries are involved in insurance policy referrals and other agency business. Furthermore, certain subsidiaries engage in asset securitization businesses. Commission revenues from insurance policy referrals and other agency businesses are primarily recognized when the contract between our customers and their client is signed. Revenues from the asset securitization businesses consist primarily of advisory fees and performance fees. For advisory fee revenues, customers simultaneously receive and consume the benefits of the services as the performance obligations are fulfilled. Therefore, based on progress measured over the contract period with customers, revenues are recognized by directly measuring the value of the services transferred to customers. Performance fees are recognized when the performance obligations are satisfied, either upon the completion of the asset sale or upon the delivery of the final report to the customer. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheet as contract liabilities.

The following table provides information about balances from contracts with customers as of March 31, 2026 and September 30, 2026.

	Millions of yen
	March 31, 2026	September 30, 2026
Trade Notes, Accounts and Other Receivable	¥246,881	¥218,497
Contract assets (Included in Other Assets)	15,815	18,348
Contract liabilities (Included in Other Liabilities)	46,164	42,435
For the six months ended September 30, 2025 and 2026, there were no significant changes in contract assets and contract liabilities.
For the six months ended September 30, 2025 and 2026, revenues amounting to ¥25,325 million and ¥25,887 million were included in contract liabilities as of the beginning of each fiscal year, respectively.
As of September 30, 2026, transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) is mainly related to automobile related services and real estate sales and amounted to ¥237,161 million. Remaining term for the obligations ranges up to 19 years. Furthermore, automobile related services primarily constitute the performance obligations that are unsatisfied (or partially unsatisfied) and will be recognized as revenue over the next 10 years. The Company and its subsidiaries applied practical expedients in the disclosure, and performance obligations for contracts that have an original expected duration of one year or less, contracts under which the value transferred to a customer is directly measured and recognized as revenue by the amount it has a right to invoice to the customer, sales- or usage-based royalty and directly allocable variable consideration to wholly unsatisfied performance obligation are not included. The transaction price allocated to unsatisfied performance obligations does not include the estimate of material variable consideration.
Variable consideration not included in the transaction price is mainly related to performance fees of the asset management business.